Basis of preparation	12 Months Ended
	Aug. 31, 2022	Aug. 31, 2021
Basis Of Preparation
Basis of preparation

2. Basis of preparation

(a)	Statement of compliance

The consolidated financial statements of the Company have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).

The consolidated financial statements for the year ended August 31, 2022 (including comparatives) were approved and authorized for issue by the board of directors on December 20, 2023.

(b)	Basis of consolidation

The consolidated financial statements comprise the accounts of the Company and its controlled subsidiaries. The financial statements of subsidiaries are included in the consolidated financial statements from the date that control commences until the date that control ceases. Consolidated financial statements are prepared using uniform accounting policies for like transactions and other events in similar circumstances.

Control is achieved when the Company is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee. Specifically, the Company controls an investee if and only if the Company has all the following:

(a) power over the investee.

(b) exposure, or rights, to variable returns from its involvement with the investee; and

(c) the ability to use its power over the investee to affect the amount of the investor’s returns.

All transactions and balances between the Company and its subsidiaries are eliminated on consolidation, including unrealized gains and losses on transactions between companies. Unrealized gains arising from transactions with equity accounted investees are eliminated against the investment to the extent of the Company’s interest in the investee. Unrealized losses are eliminated in the same way as unrealized gains, but only to the extent that there is no evidence of impairment.

The Company’s material subsidiaries as of August 31, 2022, are as follows:

Name of Subsidiary	Country of Incorporation	Ownership Percentage	Functional Currency
Frankly Inc.	Canada	100%	Canadian Dollar
Stream Hatchet S.L.	Spain	100%	Euro
SideQik, Inc.	USA	100%	US Dollar

Non-controlling interests are measured initially at their proportionate share of the acquiree’s identifiable net assets at the date of acquisition. Changes in the Company’s interest in a subsidiary that do not result in a loss of control are accounted for as equity transactions.

Business combinations are accounted for using the acquisition method under IFRS 3 Business Combinations.

Identifiable assets acquired and liabilities and contingent liabilities assumed in a business combination are measured initially at their fair values at the acquisition date, irrespective of the extent of any non-controlling interest. The excess of the fair value of the consideration transferred including the recognized amount of any non-controlling interest in the acquiree, over the fair value of the Company’s share of the identifiable net assets acquired is recorded as goodwill. When the excess is negative, a bargain purchase gain is recognized immediately in profit or loss.

Engine Gaming and Media, Inc. (formerly, Engine Media Holdings, Inc.) Notes to the Consolidated Financial Statements August 31, 2022 and 2021 (Expressed in United States Dollars)

The measurement period is the period from the date of acquisition to the date the Company obtains complete information about facts and circumstances that existed as of the acquisition date – and is subject to a maximum of one year. The Company elects on a transaction-by-transaction basis whether to measure non-controlling interest at its fair value, or at its proportionate share of the recognized amount of the identifiable net assets, at the acquisition date.

Acquisition costs are expensed as incurred, unless they qualify to be treated as debt issue costs, or as cost of issuing equity securities.

(c)	Basis of presentation

These consolidated financial statements have been prepared on a historical cost basis, except for financial instruments which are measured at fair value. In addition, these consolidated financial statements have been prepared using the accrual basis of accounting except for cash flow information.

(d)	Functional and presentation currency

The functional currency of the Company is the US Dollar (“USD). The functional currencies of the Company’s subsidiaries are disclosed in Note 2(b). The presentation currency of the consolidated financial statements is the US Dollar (“USD”).

(e)	Reclassifications

For comparability, certain prior year amounts have been reclassified to conform with fiscal 2022 presentation.

These reclassifications had no effect on Net loss or shareholders’ deficiency.

(f)	Restatement of Consolidated Financial Statements as of and for the years ended August 31, 2022 and 2021

The restatement adjustments relate to goodwill and intangible assets of the Company’s UMG, Winview and Sideqik CGUs. The as previously reported carrying values of the goodwill and intangible assets related to each CGU has been adjusted primarily to accelerate the timing of when the goodwill and intangible assets were previously impaired and revising go forward amortization as necessary.

During the years ended August 31, 2020 and 2021, the Company conducted a comprehensive review of its forecasts, considering various factors, including changes in market conditions and business outlook. The outcome of this review led to a revision of the forecasts associated with UMG, Winview, as it pertained to its non-operating patent assets, and Sideqik.

As a result of the revised forecasts, the company recognized impairment losses on goodwill and intangible assets as of the acquisition date for both UMG and Sideqik, and as of August 31, 2020 for Winview. These impairments reflect the updated assessment of the recoverable amounts, which are now lower than the carrying amounts.

The impairment losses have been recognized in the consolidated statement of loss and comprehensive loss within the impairment expense line item for Sideqik, and within the loss from discontinued operations line item for UMG and Winview.

The following tables reflect the impact of the Restatement of the Company’s previously reported consolidated financial statements as of and for the years ended August 31, 2022 and 2021:

	As of August 31, 2022
Consolidated Statements of Financial Position	As previously reported	Adjustments	As Restated
	$	$	$
ASSETS
Non-Current
Goodwill	15,200,188	-	15,200,188
Intangible assets	2,667,363	(184,193)	2,483,170
Total Non-Current Assets	20,635,907	(184,193)	20,451,714
Total Assets	42,694,808	(184,193)	42,510,615

SHAREHOLDERS’ EQUITY (DEFICIENCY)
Deficit	(127,293,571)	(184,193)	(127,477,764)
Total Shareholders’ Equity (Deficiency), before non-controlling interest	15,886,591	(184,193)	15,702,398
Total Shareholders’ Equity (Deficiency)	15,886,591	(184,193)	15,702,398
Total Liabilities and Shareholders’ Equity (Deficiency)	42,694,808	(184,193)	42,510,615

	For the year ended August 31, 2022
Consolidated Statements of Loss and Comprehensive Loss	As previously reported	Adjustments	As Restated
	$	$	$
CONTINUING OPERATIONS
EXPENSES
Amortization and depreciation	1,242,383	(234,000)	1,008,383
Impairment expense	3,873,000	(3,873,000)	-
Total expenses	58,284,217	(4,107,001)	54,177,216
Net income (loss) for the year before discontinued operations	(16,401,604)	4,107,001	(12,294,603)

DISCONTINUED OPERATIONS
Loss from discontinued operations	(13,203,474)	5,969,533	(7,233,941)
Net income (loss) for the year from discontinued operations	1,988,225	5,969,533	7,957,758
Net loss for the year	(14,413,379)	10,076,534	(4,336,845)
Net loss attributable to owners of the Company	(14,478,598)	10,076,534	(4,402,064)

OTHER COMPREHENSIVE INCOME (LOSS)
Comprehensive loss for the year	(14,084,670)	10,076,534	(4,008,136)
INCOME (LOSS) PER SHARE
Basic loss per share - continuing operations	(1.05)	0.26	(0.79)
Basic income (loss) per share - discontinued operations	0.13	0.38	0.51
Basic and diluted loss per share	(0.93)	0.64	(0.28)

	As of August 31, 2021
Consolidated Statements of Financial Position	As previously reported	Adjustments	As Restated
	$	$	$
ASSETS
Non-Current
Goodwill	18,495,121	(2,900,192)	15,594,929
Intangible assets	12,482,244	(7,360,533)	5,121,711
Total Non-Current Assets	35,905,165	(10,260,725)	25,644,440
Total Assets	67,462,847	(10,260,725)	57,202,122

SHAREHOLDERS’ EQUITY (DEFICIENCY)
Deficit	(112,814,973)	(10,260,727)	(123,075,700)
Total Shareholders’ Equity (Deficiency), before non-controlling interest	25,422,165	(10,260,727)	15,161,438
Total Shareholders’ Equity (Deficiency)	25,565,544	(10,260,727)	15,304,817
Total Liabilities and Shareholders’ Equity (Deficiency)	67,462,847	(10,260,725)	57,202,122

	For the year ended August 31, 2021
Consolidated Statements of Loss and Comprehensive Loss	As previously reported	Adjustments	As Restated
	$	$	$
CONTINUING OPERATIONS
EXPENSES
Amortization and depreciation	1,112,863	(28,660)	1,084,203
Impairment expense	-	4,319,855	4,319,855
Total expenses	57,793,056	4,291,195	62,084,251
Net income (loss) for the year before discontinued operations	(24,551,718)	(4,291,195)	(28,842,913)

DISCONTINUED OPERATIONS
Loss from discontinued operations	(15,564,168)	4,352,838	(11,211,330)
Net income (loss) for the year from discontinued operations	(16,243,099)	4,352,838	(11,890,261)
Net loss for the year	(40,794,817)	61,643	(40,733,174)
Net loss attributable to owners of the Company	(40,720,811)	61,643	(40,659,168)

OTHER COMPREHENSIVE INCOME (LOSS)
Comprehensive loss for the year	(40,710,561)	61,643	(40,648,918)
INCOME (LOSS) PER SHARE
Basic loss per share - continuing operations	(2.06)	(0.36)	(2.42)
Basic income (loss) per share - discontinued operations	(1.37)	0.37	(1.00)
Basic and diluted loss per share	(3.43)	0.01	(3.42)

2. Basis of preparation

(a)	Statement of compliance

The consolidated financial statements of the Company have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).

The consolidated financial statements for the year ended August 31, 2021 (including comparatives) were approved and authorized for issue by the board of directors on December 20, 2023.

(b)	Basis of consolidation

The consolidated financial statements comprise the accounts of the Company and its controlled subsidiaries. The financial statements of subsidiaries are included in the consolidated financial statements from the date that control commences until the date that control ceases. Consolidated financial statements are prepared using uniform accounting policies for like transactions and other events in similar circumstances.

Control is achieved when the Company is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee. Specifically, the Company controls an investee if and only if the Company has all the following:

(a)       power over the investee.

(b)       exposure, or rights, to variable returns from its involvement with the investee; and

(c)       the ability to use its power over the investee to affect the amount of the investor’s returns.

All transactions and balances between the Company and its subsidiaries are eliminated on consolidation, including unrealized gains and losses on transactions between companies. Unrealized gains arising from transactions with equity accounted investees are eliminated against the investment to the extent of the Company’s interest in the investee. Unrealized losses are eliminated in the same way as unrealized gains, but only to the extent that there is no evidence of impairment.

The Company’s material subsidiaries as at August 31, 2021 are as follows:

Name of Subsidiary	Country of Incorporation	Ownership Percentage	Functional Currency
Frankly Inc.	Canada	100%	Canadian Dollar
UMG Media Ltd.	Canada	100%	Canadian Dollar
Eden Games S.A.	France	96%	Euro
Stream Hatchet S.L.	Spain	100%	Euro
SideQik, Inc.	USA	100%	US Dollar
WinView, Inc.	USA	100%	US Dollar

Non-controlling interests are measured initially at their proportionate share of the acquiree’s identifiable net assets at the date of acquisition. Changes in the Group’s interest in a subsidiary that do not result in a loss of control are accounted for as equity transactions.

Entities over which the Company exercises significant influence are associates and are accounted for by the equity method. Significant influence is the power to participate in the financial and operating policy decisions of the investee. Significant influence is assumed to exist where the Company holds, directly or indirectly, at least a 20% voting interest in an entity, unless it can be clearly demonstrated that this is not the case.

Engine Gaming and Media, Inc. (formerly Engine Media Holdings, Inc.) Notes to the Consolidated Financial Statements August 31, 2021 and 2020 (Expressed in United States Dollars)

Investments in associates are accounted for using the equity method, where the investment is initially recognized at cost and the carrying amount is increased or decreased to recognize the investor’s share of the profit or loss, other comprehensive income and equity movements of the investee after the date of acquisition. Any goodwill or fair value adjustment attributable to the Company’s share in the equity accounted investee is included in the amount recognized as investment. When the Company’s share of losses exceeds its interest in an equity accounted investee, the carrying amount of that interest, including any long-term investments, is reduced to nil, and the recognition of further losses is discontinued except to the extent that the Company has an obligation or has made payments on behalf of the investee.

Business combinations are accounted for using the acquisition method under IFRS 3 Business Combinations.

Identifiable assets acquired and liabilities and contingent liabilities assumed in a business combination are measured initially at their fair values at the acquisition date, irrespective of the extent of any non-controlling interest. The excess of the fair value of the consideration transferred including the recognized amount of any non-controlling interest in the acquiree, over the fair value of the Company’s share of the identifiable net assets acquired is recorded as goodwill. When the excess is negative, a bargain purchase gain is recognized immediately in profit or loss.

The measurement period is the period from the date of acquisition to the date the Company obtains complete information about facts and circumstances that existed as of the acquisition date – and is subject to a maximum of one year. The Company elects on a transaction-by-transaction basis whether to measure non-controlling interest at its fair value, or at its proportionate share of the recognized amount of the identifiable net assets, at the acquisition date.

Acquisition costs are expensed as incurred, unless they qualify to be treated as debt issue costs, or as cost of issuing equity securities.

(c)	Basis of presentation

These consolidated financial statements have been prepared on a historical cost basis, except for financial instruments which are measured at fair value. In addition, these consolidated financial statements have been prepared using the accrual basis of accounting except for cash flow information.

(d)	Functional and presentation currency

The functional currency of the Company is the US Dollar (“USD). The functional currencies of the Company’s subsidiaries are disclosed in Note 2(b). The presentation currency of the consolidated financial statements is the US Dollar (“USD”).

(e)	Restatement of Consolidated Financial Statements as of and for the years ended August 31, 2021 and 2020

The restatement adjustments relate to goodwill and intangible assets of the Company’s UMG, Winview and Sideqik CGUs. The as previously reported carrying values of the goodwill and intangible assets related to each CGU has been adjusted primarily to accelerate the timing of when the goodwill and intangible assets were previously impaired and revising go forward amortization as necessary.

During the years ended August 31, 2020 and 2021, the Company conducted a comprehensive review of its forecasts, considering various factors, including changes in market conditions and business outlook. The outcome of this review led to a revision of the forecasts associated with UMG, Winview, as it pertained to its non-operating patent assets, and Sideqik.

As a result of the revised forecasts, the company recognized impairment losses on goodwill and intangible assets as of the acquisition date for both UMG and Sideqik, and as of August 31, 2020 for Winview. These impairments reflect the updated assessment of the recoverable amounts, which are now lower than the carrying amounts.

The impairment losses have been recognized in the consolidated statement of loss and comprehensive loss within the impairment of goodwill and intangibles line item.

The following tables reflect the impact of the Restatement of the Company’s previously reported consolidated financial statements as of and for the years ended August 31, 2021 and 2020:

	As of August 31, 2021
Consolidated Statements of Financial Position	As previously reported	Adjustments	As Restated
	$	$	$
ASSETS
Non-Current
Goodwill	18,495,121	(2,900,192)	15,594,929
Intangible assets	12,482,244	(7,360,533)	5,121,711
Total Non-Current Assets	35,905,165	(10,260,725)	25,644,440
Total Assets	67,462,847	(10,260,725)	57,202,122

SHAREHOLDERS’ EQUITY (DEFICIENCY)
Deficit	(112,814,973)	(10,260,727)	(123,075,700)
Total Shareholders’ Equity (Deficiency), before non-controlling interest	25,422,165	(10,260,727)	15,161,438
Total Shareholders’ Equity (Deficiency)	25,565,544	(10,260,727)	15,304,817
Total Liabilities and Shareholders’ Equity (Deficiency)	67,462,847	(10,260,725)	57,202,122

	For the year ended August 31, 2021
Consolidated Statements of Loss and Comprehensive Loss	As previously reported	Adjustments	As Restated
	$	$	$
CONTINUING OPERATIONS
EXPENSES
Amortization and depreciation	4,891,097	(1,587,059)	3,304,038
Impairment of goodwill and intangibles	3,885,001	1,525,416	5,410,417
Total expenses	76,287,717	(61,643)	76,226,074
Net income (loss) for the year before discontinued operations	(39,170,777)	61,643	(39,109,134)
Net loss for the year	(40,794,817)	61,643	(40,733,174)
Net loss attributable to owners of the Company	(40,720,811)	61,643	(40,659,168)

OTHER COMPREHENSIVE INCOME (LOSS)
Comprehensive loss for the year	(40,710,561)	61,643	(40,648,918)
INCOME (LOSS) PER SHARE
Basic loss per share - continuing operations	(3.29)	0.01	(3.29)
Basic income (loss) per share - discontinued operations	(0.14)	-	(0.14)
Basic and diluted loss per share	(3.43)	0.01	(3.42)

	As of August 31, 2020
Consolidated Statements of Financial Position	As previously reported	Adjustments	As Restated
	$	$	$
ASSETS
Non-Current
Goodwill	18,785,807	(3,209,045)	15,576,762
Intangible assets	19,442,322	(7,113,326)	12,328,996
Total Non-Current Assets	41,240,004	(10,322,371)	30,917,633
Total Assets	53,415,477	(10,322,371)	43,093,106

SHAREHOLDERS’ EQUITY (DEFICIENCY)
Deficit	(72,094,162)	(10,322,370)	(82,416,532)
Total Shareholders’ Equity (Deficiency), before non-controlling interest	45,907	(10,322,370)	(10,276,463)
Total Shareholders’ Equity (Deficiency)	263,292	(10,322,370)	(10,059,078)
Total Liabilities and Shareholders’ Equity (Deficiency)	53,415,477	(10,322,371)	43,093,106

	For the year ended August 31, 2020
Consolidated Statements of Loss and Comprehensive Loss	As previously reported	Adjustments	As Restated
	$	$	$
CONTINUING OPERATIONS
EXPENSES
Amortization and depreciation	3,549,374	(109,864)	3,439,510
Impairment of goodwill and intangibles	-	10,432,234	10,432,234
Total expenses	37,101,740	10,322,370	47,424,110
Net income (loss) for the year before discontinued operations	(26,555,897)	(10,322,370)	(36,878,267)
Net loss for the year	(32,416,108)	(10,322,370)	(42,738,478)
Net loss attributable to owners of the Company	(32,340,042)	(10,322,370)	(42,662,412)

OTHER COMPREHENSIVE INCOME (LOSS)
Comprehensive loss for the year	(33,341,145)	(10,322,370)	(43,663,515)
INCOME (LOSS) PER SHARE
Basic loss per share - continuing operations	(8.98)	(3.50)	(12.48)
Basic income (loss) per share - discontinued operations	(1.99)	-	(1.99)
Basic and diluted loss per share	(10.96)	(3.50)	(14.46)